Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee approves annual grants of restricted shares and stock options on or about the same time each year. The Company does not grant equity awards in anticipation of the release of material nonpublic information and does not time the public release of such information based on award grant dates. During the last completed fiscal year, the Company did not grant stock option awards to any named executive officer during the period beginning four business days before and ending one business day after the filing or furnishing of a current report on Form
8-K,
and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves annual grants of restricted shares and stock options on or about the same time each year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not grant equity awards in anticipation of the release of material nonpublic information and does not time the public release of such information based on award grant dates.
MNPI Disclosure Timed for Compensation Value	false